Earnings per Share - Anti-dilutive (Details) - Option shares - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of anti-dilutive shares
Anti-dilutive shares	0	0	48,097
Dilutive shares	0	0	0